UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809

(Address of principal executive offices) (Zip code)
Joel L. Weiss
JW Fund Management LLC
1636 N. Cedar Crest Blvd.
Suite #161
Allentown, PA 18104

(Name and address of agent for service)
Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Quality Dividend Fund
Class A | QDVAX
Semi-Annual Shareholder Report — October 31, 2024
This semi-annual shareholder report contains important information about the Quality Dividend Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.equitycompass.com/product/qdvax. You can also request this information by contacting us at (888) 201‑5799.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Quality Dividend Fund (Class A / QDVAX)	$67	1.24%*
* Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$45,092,303
Total number of portfolio holdings	28
Total advisory fee paid, net	$31,751
Portfolio turnover rate as of the end of the reporting period	4%
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Financials	18.9%
Health Care	18.5%
Energy	11.3%
Information Technology	10.5%
Consumer Discretionary	9.5%
Consumer Staples	7.6%
Industrials	6.7%
Utilities	6.3%
Real Estate	5.4%
Materials	4.6%
Other Assets in Excess of Liabilities	0.7%
TOTAL	100.0%
Changes in and Disagreements with Accountants
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.
There were no disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.equitycompass.com/product/qdvax.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (888) 201-5799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Quality Dividend Fund
Class C | QDVCX
Semi-Annual Shareholder Report — October 31, 2024
This semi-annual shareholder report contains important information about the Quality Dividend Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.equitycompass.com/product/qdvax. You can also request this information by contacting us at (888) 201‑5799.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Quality Dividend Fund (Class C / QDVCX)	$107	1.99%*
* Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$45,092,303
Total number of portfolio holdings	28
Total advisory fee paid, net	$31,751
Portfolio turnover rate as of the end of the reporting period	4%
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Financials	18.9%
Health Care	18.5%
Energy	11.3%
Information Technology	10.5%
Consumer Discretionary	9.5%
Consumer Staples	7.6%
Industrials	6.7%
Utilities	6.3%
Real Estate	5.4%
Materials	4.6%
Other Assets in Excess of Liabilities	0.7%
TOTAL	100.0%
Changes in and Disagreements with Accountants
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.
There were no disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.equitycompass.com/product/qdvax.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (888) 201-5799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Quality Dividend Fund
Institutional Class | QDVIX
Semi-Annual Shareholder Report — October 31, 2024
This semi-annual shareholder report contains important information about the Quality Dividend Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.equitycompass.com/product/qdvax. You can also request this information by contacting us at (888) 201‑5799.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Quality Dividend Fund (Institutional Class / QDVIX)	$53	0.99%*
* Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$45,092,303
Total number of portfolio holdings	28
Total advisory fee paid, net	$31,751
Portfolio turnover rate as of the end of the reporting period	4%
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Financials	18.9%
Health Care	18.5%
Energy	11.3%
Information Technology	10.5%
Consumer Discretionary	9.5%
Consumer Staples	7.6%
Industrials	6.7%
Utilities	6.3%
Real Estate	5.4%
Materials	4.6%
Other Assets in Excess of Liabilities	0.7%
TOTAL	100.0%
Changes in and Disagreements with Accountants
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.
There were no disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.equitycompass.com/product/qdvax.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (888) 201-5799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Quality Dividend Fund
of
FundVantage Trust
Class A
Class C
Institutional Class
Semi-Annual Financials and Additional Information
October 31, 2024
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

QUALITY DIVIDEND FUND
Portfolio of Investments
October 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.3%
Air Freight & Logistics — 3.3%
United Parcel Service, Inc., Class B	11,160	$ 1,496,110
Banks — 11.9%
JPMorgan Chase & Co.	8,001	1,775,582
Truist Financial Corp.	41,778	1,798,543
US Bancorp	36,882	1,781,769
		5,355,894
Biotechnology — 12.0%
AbbVie, Inc.	9,401	1,916,582
Amgen, Inc.	5,300	1,696,848
Gilead Sciences, Inc.	20,276	1,800,914
		5,414,344
Capital Markets — 3.3%
T Rowe Price Group, Inc.	13,605	1,494,645
Communications Equipment — 4.0%
Cisco Systems, Inc.	32,634	1,787,364
Consumer Staples Distribution & Retail — 3.4%
Target Corp.	10,334	1,550,513
Containers & Packaging — 4.6%
International Paper Co.	37,009	2,055,480
Electric Utilities — 2.5%
Xcel Energy, Inc.	16,773	1,120,604
Household Durables — 2.4%
Whirlpool Corp.	10,416	1,078,160
Household Products — 3.6%
Kimberly-Clark Corp.	11,983	1,607,879
Information Technology Services — 3.6%
International Business Machines Corp.	7,883	1,629,574
Insurance — 3.7%
Prudential Financial, Inc.	13,496	1,652,990
Machinery — 3.4%
Stanley Black & Decker, Inc.	16,616	1,544,291
	Number of Shares	Value
COMMON STOCKS — (Continued)
Multi-Utilities — 3.9%
WEC Energy Group, Inc.	18,218	$ 1,740,366
Oil, Gas & Consumable Fuels — 11.3%
Chevron Corp.	10,656	1,585,826
Enbridge, Inc. (Canada)	43,767	1,768,187
Exxon Mobil Corp.	14,750	1,722,505
		5,076,518
Pharmaceuticals — 6.5%
Merck & Co., Inc.	13,500	1,381,320
Pfizer, Inc.	55,310	1,565,273
		2,946,593
Real Estate Investment Trusts — 5.4%
Crown Castle, Inc.	15,915	1,710,704
Prologis, Inc.	6,545	739,192
		2,449,896
Semiconductors & Semiconductor Equipment — 2.9%
QUALCOMM, Inc.	8,174	1,330,482
Specialty Retail — 3.6%
Best Buy Co., Inc.	18,238	1,649,262
Tobacco — 4.0%
Philip Morris International, Inc.	13,555	1,798,749
TOTAL COMMON STOCKS (Cost $36,086,018)		44,779,714

TOTAL INVESTMENTS - 99.3% (Cost $36,086,018)		44,779,714
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		312,589
NET ASSETS - 100.0%		$45,092,303

The accompanying notes are an integral part of the financial statements.

QUALITY DIVIDEND FUND
Statement of Assets and Liabilities
October 31, 2024
(Unaudited)
Assets
Investments, at value (Cost $36,086,018)	$44,779,714
Cash and cash equivalents	499,080
Receivables:
Dividends	14,571
Prepaid expenses and other assets	19,509
Total Assets	45,312,874
Liabilities
Payables:
Capital shares redeemed	144,682
Audit fees	18,127
Transfer agent fees	14,184
Administration and accounting fees	11,721
Distribution fees (Class A and Class C)	10,141
Investment adviser	5,425
Shareholder servicing fees	1,123
Accrued expenses	15,168
Total Liabilities	220,571
Contingencies and Commitments (Note 2)	—
Net Assets	$45,092,303
Net Assets Consisted of:
Capital stock, $0.01 par value	$35,661
Paid-in capital	38,615,562
Total distributable earnings	6,441,080
Net Assets	$45,092,303
Class A:
Net assets	$31,041,114
Shares outstanding	2,458,680
Net asset value, redemption price per share	$12.63
Maximum offering price per share (100/94.25 of $12.63)	$13.40
Class C:
Net assets	$5,226,807
Shares outstanding	407,041
Net asset value, offering and redemption price per share	$12.84
Institutional Class:
Net assets	$8,824,382
Shares outstanding	700,337
Net asset value, offering and redemption price per share	$12.60
The accompanying notes are an integral part of the financial statements.

QUALITY DIVIDEND FUND
Statement of Operations
For the Six Months Ended October 31, 2024
(Unaudited)
Investment income
Dividends	$927,852
Less: foreign taxes withheld	(15,957)
Total investment income	911,895
Expenses
Advisory fees(Note 2)	137,402
Transfer agent fees(Note 2)	45,511
Distribution fees (Class A)(Note 2)	39,677
Trustees’ and officers’ fees(Note 2)	29,233
Registration and filing fees	26,117
Administration and accounting fees(Note 2)	23,140
Distribution fees (Class C)(Note 2)	20,061
Legal fees	18,411
Audit fees	18,159
Shareholder reporting fees	17,891
Custodian fees(Note 2)	9,756
Shareholder servicing fees (Class C)	6,687
Other expenses	6,744
Total expenses before waivers and reimbursements	398,789
Less: waivers and reimbursements(Note 2)	(105,651)
Net expenses after waivers and reimbursements	293,138
Net investment income	618,757
Net realized and unrealized gain from investments:
Net realized gain from investments	1,091,958
Net realized gain from foreign currency transactions	265
Net change in unrealized appreciation on investments	4,171,626
Net realized and unrealized gain on investments	5,263,849
Net increase in net assets resulting from operations	$5,882,606
The accompanying notes are an integral part of the financial statements.

QUALITY DIVIDEND FUND
Statements of Changes in Net Assets
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$618,757	$1,546,481
Net realized gains/(losses) from investments and foreign currency transactions	1,092,223	(3,172,024)
Net change in unrealized appreciation on investments	4,171,626	2,722,783
Net increase in net assets resulting from operations	5,882,606	1,097,240
Less dividends and distributions to shareholders from:
Total distributable earnings:
Class A	(443,301)	(1,635,373)
Class C	(55,714)	(282,215)
Institutional Class	(132,375)	(607,010)
Net decrease in net assets from dividends and distributions to shareholders	(631,390)	(2,524,598)
Decrease in net assets derived from capital share transactions (Note 4)	(4,915,150)	(12,049,919)
Total increase/(decrease) in net assets	336,066	(13,477,277)
Net assets
Beginning of period	44,756,237	58,233,514
End of period	$45,092,303	$44,756,237
The accompanying notes are an integral part of the financial statements.

QUALITY DIVIDEND FUND
Financial Highlights

Contained below is per share operating performance data for Class A shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$11.25	$11.48	$14.10	$13.99	$10.47	$13.02
Net investment income(1)	0.17	0.34	0.37	0.34	0.37	0.34
Net realized and unrealized gain/(loss) on investments	1.38	(0.01)	(0.71)	0.39	3.51	(1.80)
Total from investment operations	1.55	0.33	(0.34)	0.73	3.88	(1.46)
Dividends and distributions to shareholders from:
Net investment income	(0.17)	(0.40)	(0.36)	(0.38)	(0.36)	(0.34)
Net realized capital gains	—	(0.16)	(1.92)	(0.24)	—	(0.74)
Return of capital	—	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(0.17)	(0.56)	(2.28)	(0.62)	(0.36)	(1.09)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of period	$12.63	$11.25	$11.48	$14.10	$13.99	$10.47
Total investment return(3)	13.87%	3.02%	(3.00)%	5.25%	37.87%	(12.46)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$31,041	$31,178	$35,727	$40,081	$37,392	$28,816
Ratio of expenses to average net assets	1.24%(4)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of expenses to average net assets without waivers and/or reimbursements(5)	1.70%(4)	1.57%	1.55%	1.42%	1.50%	1.36%
Ratio of net investment income to average net assets	2.74%(4)	3.09%	2.89%	2.38%	3.20%	2.74%
Portfolio turnover rate	4%(6)	21%	22%	32%	28%	38%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75% or any applicable sales charge. If reflected, the return would be lower.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

QUALITY DIVIDEND FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Class C shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$11.44	$11.66	$14.26	$14.07	$10.52	$13.07
Net investment income(1)	0.12	0.26	0.28	0.24	0.28	0.25
Net realized and unrealized gain/(loss) on investments	1.41	(0.02)	(0.71)	0.37	3.54	(1.80)
Total from investment operations	1.53	0.24	(0.43)	0.61	3.82	(1.55)
Dividends and distributions to shareholders from:
Net investment income	(0.13)	(0.30)	(0.25)	(0.18)	(0.27)	(0.25)
Net realized capital gains	—	(0.16)	(1.92)	(0.24)	—	(0.74)
Return of capital	—	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(0.13)	(0.46)	(2.17)	(0.42)	(0.27)	(1.00)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of period	$12.84	$11.44	$11.66	$14.26	$14.07	$10.52
Total investment return(3)	13.45%	2.17%	(3.68)%	4.39%	36.91%	(13.10)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$5,227	$5,376	$8,839	$12,527	$16,740	$19,255
Ratio of expenses to average net assets	1.99%(4)	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of expenses to average net assets without waivers and/or reimbursements(5)	2.45%(4)	2.32%	2.30%	2.17%	2.25%	2.11%
Ratio of net investment income to average net assets	1.99%(4)	2.34%	2.14%	1.63%	2.45%	1.99%
Portfolio turnover rate	4%(6)	21%	22%	32%	28%	38%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.Total investment return does not reflect any applicable sales charge.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

QUALITY DIVIDEND FUND
Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$11.22	$11.46	$14.08	$14.00	$10.47	$13.03
Net investment income(1)	0.18	0.37	0.40	0.38	0.40	0.37
Net realized and unrealized gain/(loss) on investments	1.39	(0.02)	(0.71)	0.38	3.52	(1.80)
Total from investment operations	1.57	0.35	(0.31)	0.76	3.92	(1.43)
Dividends and distributions to shareholders from:
Net investment income	(0.19)	(0.43)	(0.39)	(0.44)	(0.39)	(0.38)
Net realized capital gains	—	(0.16)	(1.92)	(0.24)	—	(0.74)
Return of capital	—	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(0.19)	(0.59)	(2.31)	(0.68)	(0.39)	(1.13)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of period	$12.60	$11.22	$11.46	$14.08	$14.00	$10.47
Total investment return(3)	14.02%	3.21%	(2.75)%	5.48%	38.31%	(12.29)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$8,824	$8,203	$13,667	$13,089	$12,076	$10,570
Ratio of expenses to average net assets	0.99%(4)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets without waivers and/or reimbursements(5)	1.45%(4)	1.33%	1.30%	1.17%	1.25%	1.11%
Ratio of net investment income to average net assets	2.99%(4)	3.34%	3.14%	2.63%	3.45%	2.99%
Portfolio turnover rate	4%(6)	21%	22%	32%	28%	38%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
The accompanying notes are an integral part of the financial statements.

QUALITY DIVIDEND FUND
Notes to Financial Statements
October 31, 2024
(Unaudited)
1. Organization and Significant Accounting Policies
The Quality Dividend Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on September 30, 2013. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Institutional Class shares. Class A shares are subject to a front end sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”), as a percentage of the lower of the original purchase price or net asset value at redemption, of 1.00% may be imposed on full or partial redemptions of Class A shares made within twelve months of purchase where: (i) $1 million or more of Class A shares was purchased without an initial sales charge, and (ii) the selling broker-dealer received a commission for such sale. A CDSC of 1.00% may apply to Class C shares when shares are redeemed within 12 months after initial purchase where the selling broker-dealer received a commission for such sale.
The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — The Quality Dividend Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

QUALITY DIVIDEND FUND
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund's investments carried at fair value:
	Total Value at 10/31/24	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Investments in Securities*	$44,779,714	$44,779,714	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the six months ended October 31, 2024, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund may be subject to foreign taxes on income, a portion of which may be recoverable. The Fund applies for refunds where available. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.
MLP Common Units — Master Limited Partnership (“MLP”) common units represent limited partnership interests in the MLP. Common units are generally listed and traded on the U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting

QUALITY DIVIDEND FUND
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to remaining assets of the MLP.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Recent Accounting Pronouncement — In November 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
2. Transactions with Related Parties and Other Service Providers
EquityCompass Investment Management, LLC (“EquityCompass” or the “Adviser”), serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed 0.99% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in effect until August 31, 2025, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. As of October 31, 2024, the amount of potential recovery was as follows:
Expiration
04/30/2025	04/30/2026	04/30/2027	10/31/2027	Total
$52,461	$193,865	$167,590	$105,651	$519,567
For the six months ended October 31, 2024, the Adviser earned advisory fees of $137,402 and waived fees of $105,651.
The Fund has not recorded a commitment or contingent liability at October 31, 2024.

QUALITY DIVIDEND FUND
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
Other Service Providers
The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee) on an annualized basis of the average daily net assets of the Fund’s Class A and Class C shares, respectively.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.
JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
3. Investment in Securities
For the six months ended October 31, 2024, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:
	Purchases	Sales
Investment Securities	$1,601,557	$6,889,692

QUALITY DIVIDEND FUND
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
4. Capital Share Transactions
For the six months ended October 31, 2024 and the year ended April 30, 2024, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended October 31, 2024 (Unaudited)		For the Year Ended April 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	32,742	$390,969	312,444	$3,485,492
Reinvestments	30,049	364,751	123,717	1,375,500
Redemption Fees*	—	3	—	277
Redemptions	(375,911)	(4,536,868)	(775,860)	(8,583,300)
Net decrease	(313,120)	$(3,781,145)	(339,699)	$(3,722,031)
Class C
Sales	4,854	$60,380	32,983	$367,810
Reinvestments	4,139	50,944	22,460	253,200
Redemption Fees*	—	1	—	60
Redemptions	(71,655)	(875,163)	(343,840)	(3,871,381)
Net decrease	(62,662)	$(763,838)	(288,397)	$(3,250,311)
Institutional Class
Sales	17,333	$210,286	57,846	$643,309
Reinvestments	8,237	99,812	44,349	490,878
Redemption Fees*	—	1	—	106
Redemptions	(56,051)	(680,266)	(563,832)	(6,211,870)
Net decrease	(30,481)	$(370,167)	(461,637)	$(5,077,577)
Total net decrease	(406,263)	$(4,915,150)	(1,089,733)	$(12,049,919)

*	There is a 1.00% redemption fee that may be charged on shares redeemed which have been held 60 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
5. Federal Tax Information
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
For the year ended April 30, 2024, the tax character of distributions paid by the Fund was $1,815,480 of ordinary income dividends and $709,118 of long-term capital gains dividends. For the year ended April 30, 2023, the tax character of distributions paid by the Fund was $1,920,266 of ordinary income dividends and $8,670,407 of long-term capital gains dividends.

QUALITY DIVIDEND FUND
Notes to Financial Statements (Concluded)
October 31, 2024
(Unaudited)
As of April 30, 2024, the components of distributable earnings on a tax basis were as follows:
Capital Loss Carryforward	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Temporary Differences
$(3,186,216)	$1,836	$4,377,331	$(3,087)

The differences between the book and tax basis components of distributable earnings relate primarily to the non-deductible expenses and wash sale loss deferrals.
At October 31, 2024, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:
Federal Tax Cost*	$36,086,018
Unrealized Appreciation	10,923,860
Unrealized Depreciation	(2,230,164)
Net Unrealized Appreciation	$8,693,696

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended October 31, 2024, the Fund had no short-term capital loss deferrals, no long-term capital loss deferrals or ordinary loss deferrals.
Accumulated capital losses represent net capital loss carryforwards as of April 30, 2024 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2024, the Fund had capital loss carryforward of $3,186,216, of which $74,577 are short-term losses and $3,111,639 are long-term losses and have an unlimited period of capital loss carryforward.
6. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

QUALITY DIVIDEND FUND
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 201-5799 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Fund's portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
Board Considerations with Respect to the Approval of the Continuation of the Investment Advisory Agreement with EquityCompass Investment Management, LLC with respect to the Quality Dividend Fund
At an in-person meeting held on September 16-17, 2024 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between EquityCompass Investment Management, LLC (“EquityCompass” or the “Adviser”) and the Trust (the “EquityCompass Agreement”) on behalf of the Quality Dividend Fund. At the Meeting, the Board considered the continuation of the EquityCompass Agreement with respect to the Quality Dividend Fund for an additional one-year period.
In determining whether to continue the EquityCompass Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by the Adviser in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “EquityCompass 15(c) Response”) regarding (i) services performed by EquityCompass for the Quality Dividend Fund, (ii) the composition and qualifications of EquityCompass’ portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the portfolio managers’ management of the Quality Dividend Fund, (iv) investment performance of the Quality Dividend Fund, (v) the financial condition of EquityCompass’ parent company, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Quality Dividend Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on EquityCompass’ ability to service the Quality Dividend Fund, and (x) compliance with the Quality Dividend Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the EquityCompass 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of the Quality Dividend Fund compared to its Lipper Classification and its benchmark; compliance with the Quality Dividend Fund’s investment objectives, policies, strategies and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.
The Board noted that representatives of EquityCompass joined the Meeting via videoconference and discussed EquityCompass’ history, performance, investment strategy, and compliance program. Representatives of EquityCompass responded to questions from the Board. In addition to the EquityCompass 15(c) Response, the Trustees also considered other factors they believed to be relevant to considering the continuation of the EquityCompass Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information as controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Quality Dividend Fund and EquityCompass, as provided by the terms of the EquityCompass Agreement, including the advisory fees under the EquityCompass Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

QUALITY DIVIDEND FUND
Other Information (Concluded)
(Unaudited)
Based on the EquityCompass 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by EquityCompass are appropriate and consistent with the terms of the EquityCompass Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Quality Dividend Fund is likely to benefit from the continued provision of those services, (iv) EquityCompass has sufficient personnel, with the appropriate skills and experience, to serve the Quality Dividend Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Quality Dividend Fund is likely to continue under the EquityCompass Agreement.
The Trustees considered the investment performance for the Quality Dividend Fund and EquityCompass. The Trustees reviewed the historical performance of the Quality Dividend Fund for the year-to-date, one-year, three-year, five-year and since inception (October 4, 2016) periods ended June 30, 2024, as compared to the Lipper Global Equity Income Classification and the Russell 1000 Value Total Return Index. The Trustees noted that the Quality Dividend Fund’s Institutional Class shares outperformed the Lipper Global Equity Income Classification for the since inception period ended June 30, 2023, and underperformed for the year-to-date, one-year, three-year, five-year and since inception periods ended June 30, 2024. The Trustees further noted that the Quality Dividend Fund underperformed the Russell 1000 Value Total Return Index for the year-to-date, one-year, three-year, five-year and since inception periods ended June 30, 2024.
The Trustees also considered information regarding EquityCompass’ advisory fee and an analysis of the fee in relation to the delivery of services to the Quality Dividend Fund and any other ancillary benefit resulting from EquityCompass’ relationship with the Quality Dividend Fund. The Trustees considered the fees that EquityCompass charges to its separately managed accounts, and evaluated the explanations provided by EquityCompass as to differences in fees charged to the Quality Dividend Fund and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Quality Dividend Fund versus other funds in the Quality Dividend Fund’s Lipper category (the “Peer Group”). The Trustees noted that, for the Quality Dividend Fund’s Institutional Class shares, the contractual advisory fee and net total expense ratio for the Fund were each lower than the median of the contractual advisory fee and net total expense ratio of the Peer Group. The Trustees concluded that the advisory fees and services provided by EquityCompass are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Quality Dividend Fund based on the information provided at the Meeting.
The Trustees considered the costs of the services provided by EquityCompass, the compensation and benefits received by EquityCompass in providing services to the Quality Dividend Fund, the profitability and certain additional information related to the financial condition of EquityCompass’ parent company. In addition, the Trustees considered any direct or indirect revenues received by affiliates of EquityCompass.
The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Quality Dividend Fund grows, and whether the advisory fee level reflects those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Quality Dividend Fund increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Quality Dividend Fund’s advisory fee does not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that EquityCompass has contractually agreed to waive fees and/or reimburse certain expenses of the Quality Dividend Fund for the benefit of shareholders.
At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the EquityCompass Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

Investment Adviser
EquityCompass Investment Management, LLC
One South Street
Baltimore, MD 21202
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market St., Suite 310
Philadelphia, PA 19103
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
QUA-1024

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

On December 2, 2024, the Audit Committee of the Trust’s Board of Trustees dismissed Ernst & Young LLP (“E&Y”) as the Fund’s independent registered public accounting firm for the fiscal-year-ended April 30, 2025, after not standing for re-election. E&Y’s report on the financial statements of the April 30, 2024 for the fiscal-periods-ended April 30, 2024 and April 30, 2023, did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope, or accounting principles.

For the two fiscal-years-ended April 30, 2024 and April 30, 2023, and the subsequent interim period through December 2, 2024, there have been no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of E&Y, would have caused E&Y to make reference to the subject matter of the disagreement in connection with E&Y’s report on the financial statements.

In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

The Fund requested that E&Y furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating E&Y agrees with the above. A copy of the letter from E&Y to the SEC is filed as an Exhibit to this Form N-CSR.

On December 2, 2024, the Audit Committee of the Trust’s Board of Trustees approved the appointment of Cohen and Company, Ltd. as the Trust’s independent registered public accounting firm for the fiscal-year-ended April 30, 2025. For the two fiscal- years-ended April 30, 2024 and April 30, 2023, and the subsequent interim period through December 2, 2024, neither the Fund, nor anyone on the Fund’s behalf, consulted with Cohen and Company, Ltd. on items which: (1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, and no written report or oral advice was provided to the Fund that Cohen and Company, Ltd. concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing, or financial reporting issue; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At an in-person meeting held on September 16-17, 2024 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between EquityCompass Investment Management, LLC (“EquityCompass” or the “Adviser”) and the Trust (the “EquityCompass Agreement”) on behalf of the Quality Dividend Fund. At the Meeting, the Board considered the continuation of the EquityCompass Agreement with respect to the Quality Dividend Fund for an additional one-year period.

In determining whether to continue the EquityCompass Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by the Adviser in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “EquityCompass 15(c) Response”) regarding (i) services performed by EquityCompass for the Quality Dividend Fund, (ii) the composition and qualifications of EquityCompass’ portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the portfolio managers’ management of the Quality Dividend Fund, (iv) investment performance of the Quality Dividend Fund, (v) the financial condition of EquityCompass’ parent company, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Quality Dividend Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on

EquityCompass’ ability to service the Quality Dividend Fund, and (x) compliance with the Quality Dividend Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the EquityCompass 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of the Quality Dividend Fund compared to its Lipper Classification and its benchmark; compliance with the Quality Dividend Fund’s investment objectives, policies, strategies and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.

The Board noted that representatives of EquityCompass joined the Meeting via videoconference and discussed EquityCompass’ history, performance, investment strategy, and compliance program. Representatives of EquityCompass responded to questions from the Board. In addition to the EquityCompass 15(c) Response, the Trustees also considered other factors they believed to be relevant to considering the continuation of the EquityCompass Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information as controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Quality Dividend Fund and EquityCompass, as provided by the terms of the EquityCompass Agreement, including the advisory fees under the EquityCompass Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

Based on the EquityCompass 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by EquityCompass are appropriate and consistent with the terms of the EquityCompass Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Quality Dividend Fund is likely to benefit from the continued provision of those services, (iv) EquityCompass has sufficient personnel, with the appropriate skills and experience, to serve the Quality Dividend Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Quality Dividend Fund is likely to continue under the EquityCompass Agreement.

The Trustees considered the investment performance for the Quality Dividend Fund and EquityCompass. The Trustees reviewed the historical performance of the Quality Dividend Fund for the year-to-date, one-year, three-year, five-year and since inception (October 4, 2016) periods ended June 30, 2024, as compared to the Lipper Global Equity Income Classification and the Russell 1000 Value Total Return Index. The Trustees noted that the Quality Dividend Fund’s

Institutional Class shares outperformed the Lipper Global Equity Income Classification for the since inception period ended June 30, 2023, and underperformed for the year-to-date, one-year, three-year, five-year and since inception periods ended June 30, 2024. The Trustees further noted that the Quality Dividend Fund underperformed the Russell 1000 Value Total Return Index for the year-to-date, one-year, three-year, five-year and since inception periods ended June 30, 2024.

The Trustees also considered information regarding EquityCompass’ advisory fee and an analysis of the fee in relation to the delivery of services to the Quality Dividend Fund and any other ancillary benefit resulting from EquityCompass’ relationship with the Quality Dividend Fund. The Trustees considered the fees that EquityCompass charges to its separately managed accounts, and evaluated the explanations provided by EquityCompass as to differences in fees charged to the Quality Dividend Fund and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Quality Dividend Fund versus other funds in the Quality Dividend Fund’s Lipper category (the “Peer Group”). The Trustees noted that, for the Quality Dividend Fund’s Institutional Class shares, the contractual advisory fee and net total expense ratio for the Fund were each lower than the median of the contractual advisory fee and net total expense ratio of the Peer Group. The Trustees concluded that the advisory fees and services provided by EquityCompass are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Quality Dividend Fund based on the information provided at the Meeting.

The Trustees considered the costs of the services provided by EquityCompass, the compensation and benefits received by EquityCompass in providing services to the Quality Dividend Fund, the profitability and certain additional information related to the financial condition of EquityCompass’ parent company. In addition, the Trustees considered any direct or indirect revenues received by affiliates of EquityCompass.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Quality Dividend Fund grows, and whether the advisory fee level reflects those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Quality Dividend Fund increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Quality Dividend Fund’s advisory fee does not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that EquityCompass has contractually agreed to waive fees and/or reimburse certain expenses of the Quality Dividend Fund for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the EquityCompass Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3)	Not applicable.

(a)(4)	There was a change in independent public accountant. Filed herewith.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: December 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: December 30, 2024

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date: December 30, 2024

*	Print the name and title of each signing officer under his or her signature.